Financial Risk Management - Disaggregation of Structured Finance Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 130,516,241	¥ 125,190,819
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	132,356,223	126,824,274
Gross carrying amount [member] | Real estate finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7,073,251	6,235,358
Gross carrying amount [member] | Project finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7,627,299	7,028,222
Gross carrying amount [member] | Other structured finance [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	513,656	532,616
Gross carrying amount [member] | Structured finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 15,214,206	¥ 13,796,196